WILLIAM BLAIR FUNDS

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2005,
                          AS SUPPLEMENTED MAY 24, 2005


         The Small Cap Growth Fund is open to investors effective May 24, 2005. The Fund may close and re-open the Fund to new or existing shareholders at any time.

         The information above supplements and supercedes the disclosure in the "Small Cap Growth Fund - Summary" section of the Prospectuses.





                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606


    Please retain this supplement with your Prospectus for future reference.